Consolidated Statements of Financial Position (Parenthetical) - USD ($) shares in Thousands, $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Unaudited Condensed Interim Consolidated Statements of Financial Position
Trade and amounts receivable, allowance	$ 317	$ 315	$ 1,385
Share capital, shares issued	8,981	8,935	6,776
Share capital, shares outstanding	8,981	8,935	6,776